[LOGO]  Columbia Management Group              Legal Department
                                               Mail Stop:  MA DE 11511E
        A FleetBoston Financial Company        One Financial Center
                                               Boston, MA 02111
                                               617 345.0919 fax

March 5, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Columbia Funds Trust V (the "Trust")
          Columbia California Tax-Exempt Fund
          Columbia Connecticut Tax-Exempt Fund
          Columbia Massachusetts Tax-Exempt Fund
          Columbia New York Tax-Exempt Fund
          Columbia Intermediate Tax-Exempt Bond Fund
          Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Connecticut Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund Columbia Florida Intermediate Municipal Bond Fund Columbia Pennsylvania Intermediate Municipal Bond Fund (collectively, the Funds)
          File Nos. 811-5030 & 33-12109

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated March 1, 2004 for the Funds do not differ from those contained in Post-Effective Amendment No. 41 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 2004 (Accession Number: 0000021847-04-000058).

Very truly yours,

COLUMBIA FUNDS TRUST V



By Tracy DiRienzo
     Assistant Secretary